UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sugar Creek Partners LLC
Address:       120 Cottage Place, Charlotte, NC  28207


Form 13F File Number: 028-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Coy Monk
Title: Managing Member
Phone: 704-333-1710

Signature, Place, and Date of Signing:

/s/ Albert Coy Monk, IV             Charlotte, NC              05/13/04
--------------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[*] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $  62,030
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:             ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ------ ------ ------
Allied Waste Industries Inc       com          19589308     608,267   45,700     sole                            45,700
Altria Group Inc                  com         02209s103   1,094,608   20,103     sole                            20,103
Ashland Inc                       com          44204105     850,767   18,300     sole                            18,300
Berkshire Hathaway Class A        com          84670108   2,799,000       30     sole                                30
Brink's Company                   com         109696104   1,024,432   37,144     sole                            37,144
CKE Restaurants                   com         12561e105   2,264,130  228,700     sole                           228,700
Cablevision Systems               com         12686c109   1,116,544   48,800     sole                            48,800
Colonial Bancgroup Inc            com         195493309   1,692,750   91,500     sole                            91,500
Compass Bancshares                com         20449h109   1,517,802   36,600     sole                            36,600
Conagra Inc.                      com         205887102     671,695   24,933     sole                            24,933
Conseco Inc.                      com         208464883   1,497,317   65,651     sole                            65,651
Diagnostic Retrieval              com         23330x100     677,116   24,200     sole                            24,200
Delta Pete Corp                   com         247907207   1,671,625  155,500     sole                           155,500
Walt Disney Co                    com         254687106     609,756   24,400     sole                            24,400
Dominion Resources                com         25746u109   1,093,100   17,000     sole                            17,000
EMC Corp                          com         268648102     830,210   61,000     sole                            61,000
Edison International              com         281020107     981,316   40,400     sole                            40,400
EDO Corp                          com         281347104     762,878   31,681     sole                            31,681
Exelon Corp                       com         30161n101   1,512,385   21,960     sole                            21,960
FMC Technologies Inc              com         30249u101   1,319,064   48,800     sole                            48,800
Grant Prideco Inc                 com         38821g101     756,400   48,800     sole                            48,800
Gtech Holdings Corp               com         400518106     721,508   12,200     sole                            12,200
Hawaiian Holdings                 com         419879101     135,135   35,100     sole                            35,100
Herley Industries Inc             com         427398102   1,233,449   65,331     sole                            65,331
Honeywell Intl Inc                com         438516106     825,940   24,400     sole                            24,400
Intel Corp                        com         458140100     995,520   36,600     sole                            36,600
Iron Mountain Inc                 com         462846106   1,210,723   27,128     sole                            27,128
KFX Inc                           com          48245l07     190,137   18,300     sole                            18,300
Key Energy Group Inc              com         492914106     335,500   30,500     sole                            30,500
Laidlaw International Inc         com         50730r102     559,739   38,470     sole                            38,470
Liberte Investors- SBI            com         530154103     823,095  100,500     sole                           100,500
RTS Liberte Investors                                       245,366   58,560     sole                            58,560
Linens N Things Inc               com         535679104     431,471   12,185     sole                            12,185
Lions Gate Entertainment Cor      com         535919203     626,875  100,300     sole                           100,300
Lockheed Martin Corp              com         539830109   1,113,616   24,400     sole                            24,400
Lone Star Technologies Inc        com         542312103     754,509   42,700     sole                            42,700
Mandalay Resort Group             com         562567107   1,327,859   23,190     sole                            23,190
Martin Marietta Matls             com         573284106     987,824   21,400     sole                            21,400
Mikohn Gaming Corp                com         59862k108     393,880   91,600     sole                            91,600
Newmont Mining Corp               com         651639106   1,279,994   27,450     sole                            27,450
Nordson Corp                      com         655663102     730,470   19,500     sole                            19,500
Novell Inc                        com         670006105     381,230   33,500     sole                            33,500
Oracle Systems Corp               com         68389x105     402,000   33,500     sole                            33,500
PG&E Corp                         com         69331c108   3,887,774  134,200     sole                           134,200
Pactiv Corp                       com         695257105     678,625   30,500     sole                            30,500
The Pepsi Bottling Group Inc      com         713409100   1,198,211   40,276     sole                            40,276
Pioneer Natural Resources Co      com         723787107     788,120   24,400     sole                            24,400
Rockwell Intl Corp                com         773903109   1,161,445   33,500     sole                            33,500
Sanfilippo John B & Son Inc       com         800422107     267,910    7,300     sole                             7,300
SAP AG                            com         803054204     479,582   12,200     sole                            12,200
Scana Corp                        com         80589m102     603,778   17,080     sole                            17,080
Sealed Air Corp                   com         81211k100     755,896   15,200     sole                            15,200
Siebel Systems Inc                com         826170102     632,997   54,900     sole                            54,900
Smithfield Foods Inc              com         832248108   1,255,656   46,300     sole                            46,300
Southwestern Energy Inc           com         845467109     882,792   36,600     sole                            36,600
Stewart Enterprises Inc           com         860370105   1,033,881  142,212     sole                           142,212
Tyco International Ltd            com         902124106   1,311,769   45,786     sole                            45,786
UST Inc                           com         902911106     880,840   24,400     sole                            24,400
USX - U Steel Group               com         912909108     566,504   15,200     sole                            15,200
United Technologies Corp          com         913017109     785,330    9,100     sole                             9,100
Vulcan Materials Co               com         929160109   1,062,656   22,400     sole                            22,400
Wal Mart Stores Inc               com         931142103   1,091,372   18,284     sole                            18,284
Xcel Energy Inc                   com         98389b100   1,647,781   92,520     sole                            92,520